SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jan. 01, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Operations
Nature of Operations
Our businesses produce pressure-sensitive materials and a variety of tickets, tags, labels and other converted products. We sell most of our pressure-sensitive materials to label printers and converters that convert the materials into labels and other products through embossing, printing, stamping and die-cutting.
We sell other pressure-sensitive materials in converted form as tapes and reflective sheeting. We also manufacture and sell a variety of other converted products and items not involving pressure-sensitive components, such as fasteners, tickets, tags, radio-frequency identification (“RFID”) inlays and tags, imprinting equipment and related solutions, and shelf-edge pricing, productivity, and consumer engagement solutions.

Principles of Consolidation
Principles of Consolidation
Our Consolidated Financial Statements include the accounts of majority-owned and controlled subsidiaries. Intercompany accounts, transactions, and profits are eliminated in consolidation. We apply the equity method of accounting for investments in which we have significant influence but not a controlling interest.

Fiscal Year
Fiscal Year
Our fiscal years generally consist of 52 weeks, but every fifth or sixth fiscal year consists of 53 weeks; our 2021 and 2019 fiscal years consisted of
52-week
periods ending January

1
, 2022 and December 28, 2019, respectively. Our 2020 fiscal year consisted of a
53-week
period ending January
2
, 2021.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or GAAP, requires management to make estimates and assumptions for the reporting period and as of the date of our financial statements. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenue and expense. The business and economic uncertainty caused by the COVID-19 pandemic has made these estimates and assumptions more difficult to determine. As future events and their effect cannot be determined with precision, actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents generally consist of cash on hand, deposits in banks, cash-in-transit,
and bank drafts and short-term investments with maturities of three months or less when purchased or received. The carrying value of these assets approximates fair value due to the short maturity of these instruments.

Inventories
Inventories
We state inventories at the lower of cost or net realizable value and categorized as raw materials, work-in-progress,
or finished goods. Cost is determined using the
first-in,
first-out
method. We record inventory that is damaged, obsolete, excess and slow-moving to cost of products sold

and we establish a lower cost basis for the inventory. Slow-moving inventory is reviewed by category and may be recognized partially or fully to cost of products sold depending on the type of product, level of usage, and length of time the product has been included in inventory.

Trade Accounts Receivable
Trade Accounts Receivable
We record trade accounts receivable at the invoiced amount. Our allowance for credit losses reflects customer trade accounts receivable that are estimated to be partially or entirely uncollectible. These allowances are used to reduce gross trade receivables to their net realizable values. We record these allowances based on estimates related to the following:

•	The financial condition of customers;
•	The aging of receivable balances;
•	Our historical collection experience; and
•	Current and expected future macroeconomic and market conditions.

Property, Plant and Equipment
Property, Plant and Equipment
We generally compute depreciation using the
straight-line
method over the estimated useful lives of the respective assets, ranging from ten to 45 years for buildings and improvements and three to 15 years for machinery and equipment. Leasehold improvements are depreciated over the shorter of the useful life of the asset or the term of the associated leases.

We expense maintenance and repair costs as incurred; we capitalize renewals and improvements. Upon the sale or retirement of assets, the accounts are relieved of the cost and the related accumulated depreciation, with any resulting gain or loss included in net income.

Leases
Leases
Our leases primarily relate to office and warehouse space, machinery, transportation, and equipment for information technology. We determine if an arrangement is a lease or contains a lease at inception. For lease accounting purposes, we do not separate lease and nonlease components, nor do we record operating or finance lease assets and liabilities for short-term leases. We have options to renew or terminate some of our leases. We evaluate renewal and termination options based on considerations available at the lease commencement date and over the lease term to determine if we are reasonably certain to exercise these options. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. We recognize expense for operating leases using a straight-line basis over the lease term, with variable lease payments recognized in the periods in which they are incurred.

Software
Software
We capitalize software costs incurred during the application development stage of software development, including costs incurred for design, coding, installation to hardware, testing, and upgrades and enhancements that provide the software or hardware with additional functionalities and capabilities. We expense software costs, including internal and external training costs and maintenance costs, incurred during the preliminary project stage and the post-implementation and/or operation stage. In addition, we capitalize implementation costs incurred under a hosting arrangement that is a service contract. Capitalized software, which is included in “Other assets” in the Consolidated Balance Sheets, is amortized on a straight-line basis over the estimated useful life of the software, which is generally between five and ten years.

Impairment of Long-lived Assets
Impairment of Long-lived Assets
We record impairment charges when the carrying amounts of long-lived assets are determined not to be recoverable. We measure recoverability by comparing the undiscounted cash flows expected from the applicable asset or asset group’s use and eventual disposition to its carrying value. We calculate the amount of impairment loss as the excess of the carrying value over the fair value. Historically, changes in market conditions and management strategy have caused us to reassess the carrying amount of our long-lived assets.

Goodwill and Other Intangibles Resulting from Business Acquisitions
Goodwill and Other Intangibles Resulting from Business Acquisitions
We account for business combinations using the acquisition method, with the excess of the acquisition cost over the fair value of net tangible assets and identified intangible assets acquired considered goodwill. As a result, we disclose goodwill separately from other intangible assets. Other identifiable intangibles include customer relationships, patented and other developed technology, and trade names and trademarks.
We perform an annual impairment test of goodwill during the fourth quarter. Certain factors may cause us to perform an impairment test prior to the fourth quarter, including significant underperformance of a business relative to expected operating results, significant adverse economic and industry trends, significant decline in our market capitalization for an extended period of time relative to net book value, or our decision to divest a portion of a reporting unit. In performing impairment tests, we have the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative assessment for goodwill impairment. If the qualitative assessment indicates that it is more-likely-than-not
that the fair value of a reporting unit is less than its carrying value, we perform a quantitative assessment. A quantitative assessment primarily uses a present value (discounted cash flow) method to determine the fair value of reporting units with goodwill.
We compare the fair value of each reporting unit to its carrying amount, and, to the extent the carrying amount exceeds the unit’s fair value, we recognize an impairment of goodwill for the excess up to the amount of goodwill of that reporting unit.
In consultation with outside specialists, we estimate the fair value of our reporting units using various valuation techniques, with the primary technique being a discounted cash flow analysis. A discounted cash flow analysis requires us to make various assumptions about our reporting units, including their respective forecasted sales, operating margins and growth rates, as well as discount rates. Our assumptions about discount rates are based on the weighted average cost of capital for comparable companies. Our assumptions about sales, operating margins and growth rates are based on our forecasts, business plans, economic projections, anticipated future cash flows, and marketplace data. We also make assumptions for varying perpetual growth rates for periods beyond our long-term business plan period. We base our fair value estimates on projected financial information and assumptions that we believe are reasonable. However, actual future results may materially differ from these estimates and projections. The valuation methodology we use to estimate the fair value of reporting units requires inputs and assumptions that reflect current market conditions, as well as the impact of planned business and operational strategies that require management judgment. The estimated fair value could increase or decrease depending on changes in the inputs and assumptions.
We test indefinite-lived intangible assets, consisting of trade names and trademarks, for impairment in the fourth quarter or whenever events or circumstances indicate that it is more-likely-than-not
that their carrying amounts exceed their fair values. In performing the impairment tests, we have the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative assessment for indefinite-lived intangible asset impairment. If we decide not to perform a qualitative assessment, or if the qualitative assessment indicates that it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying value, we perform a quantitative assessment. Fair value is estimated as the discounted value of future revenues using a royalty rate that a third party would pay for use of the asset. Variation in the royalty rates could impact our estimate of fair value. If the carrying amount of an asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.
We amortize finite-lived intangible assets, consisting of customer relationships, patented and other developed technology, trade names and trademarks, and other intangibles, on a straight-line basis over the estimated useful life of the assets.
See Note 3, “Goodwill and Other Intangibles Resulting from Business Acquisitions,” for more information.

Foreign Currency
Foreign Currency
We translate asset and liability accounts of international operations into U.S. dollars at current rates. Revenues and expenses are translated at the weighted average currency rate for the fiscal year. We record gains and losses resulting from hedging the value of investments in certain international operations and from the translation of balance sheet accounts directly as a component of other comprehensive income.
We account for our operations in Argentina as highly inflationary, as the country’s three-year cumulative inflation rate exceeded
 100%.
As a result, the functional currency of our Argentine subsidiary is the U.S. dollar.

Financial Instruments
Financial Instruments
We enter into foreign exchange derivative contracts to reduce our risk from exchange rate fluctuations associated with receivables, payables, loans and firm commitments denominated in certain foreign currencies that arise primarily as a result of our operations outside the U.S. From time to time, we enter into interest rate contracts to help manage our exposure to certain interest rate fluctuations. We also enter into futures contracts to hedge certain price fluctuations for a portion of our anticipated domestic purchases of natural gas. The maximum length of time for which we hedge our exposure to the variability in future cash flows is 36 months for forecasted foreign exchange and commodity transactions and 10 years for cross-currency swap transactions.
On the date we enter into a derivative contract, we determine whether the derivative will be designated as a hedge. Derivatives designated as hedges are classified as either (1) hedges of the fair value of a recognized asset or liability or an unrecognized firm commitment (“fair value” hedges) or (2) hedges of a forecasted transaction or the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (“cash flow” hedges). Other derivatives not designated as hedges are recorded on the balance sheets at fair value, with changes in fair value recognized in earnings. Our policy is not to purchase or hold any foreign currency, interest rate or commodity contracts for trading purposes.
We assess, both at the inception of any hedge and on an ongoing basis, whether our hedges are highly effective. If we determine that a hedge is not highly effective, we prospectively discontinue hedge accounting. For cash flow hedges, we record gains and losses as components of other comprehensive income and reclassify them into earnings in the same period during which the hedged transaction affects earnings. In the event that the anticipated transaction is no longer likely to occur, we recognize the change in fair value of the instrument in current period earnings. We recognize changes in fair value hedges in current period earnings. We also recognize changes in the fair value of underlying hedged items (such as recognized assets or liabilities) in current period earnings and offset the changes in the fair value of the derivative.
In the Consolidated Statements of Cash Flows, hedges are classified in the same category as the item hedged, primarily in operating activities.
See Note 5, “Financial Instruments,” for more information.

Fair Value Measurements
Fair Value Measurements
We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining the fair value measurements for assets and liabilities required to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability.
We determine fair value based on a three-tier fair value hierarchy, which we use to prioritize the inputs used in measuring fair value. These tiers consist of Level 1, which are observable inputs such as quoted prices in active markets; Level 2, which are inputs other than

quoted prices in active markets that are either directly or indirectly observable; and Level 3, which are unobservable inputs in which little or no market data exists, and require us to develop our own assumptions to determine the best estimate of fair value.

Revenue Recognition
Revenue Recognition
We recognize sales when or as we satisfy a performance obligation by transferring control of a product or service to a customer, in an amount that reflects the consideration to which we expect to be entitled for the product or service. We consider a number of factors in determining when we have transferred control to a customer, including the following: (i) our present right to payment; (ii) the customer’s legal title to the asset; (iii) physical possession of the asset; (iv) the customer’s significant risks and rewards of ownership of the asset; and (v) the customer’s acceptance of the asset.
Our payment terms with our customers are generally consistent with those used in the industries and the regions in which we operate.
We accept sales returns in certain limited circumstances. We record an estimate for return liabilities and a corresponding reduction to sales, in the amount we expect to repay or credit customers, which we base on historical returns and outstanding customer claims. We update our estimates each reporting period.
Sales rebates, discounts, and other customer concessions represent variable consideration and are common in the industries and regions in which we operate, which we account for as a reduction to sales based on estimates at the time at which products are sold. We base these estimates on our historical experience, as well as current information such as sales forecasts. We review our estimates regularly and, as additional information becomes available, we adjust our sales and the respective accruals as necessary.
We exclude sales tax, value-added tax, and other taxes we collect from customers from sales. We account for shipping and handling activities after control of a product is transferred to a customer as fulfillment costs and not as separate performance obligations. As a practical expedient, we have elected not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of less than one year. We generally expense sales commissions when incurred because the amortization period would have been one year or less. We record these costs in “Marketing, general and administrative expense” in the Consolidated Statements of Income.

Research and Development	Research and Development Research and development costs are related to research, design and testing of new products and applications, which we expense as incurred.
Long-Term Incentive Compensation
Long-Term Incentive Compensation
No long-term incentive compensation expense was
capitalized in 2021, 2020 or 2019.
Valuation of Stock-Based Awards
We base our stock-based compensation expense on the fair value of awards, adjusted for estimated forfeitures, amortized on a straight-line basis over the requisite service period for stock options and restricted stock units (“RSUs”). We base compensation expense for performance units (“PUs”) on the fair value of awards, adjusted for estimated forfeitures, and amortized on a straight-line basis as these awards cliff-vest at the end of the requisite service period. We base compensation expense related to market-leveraged stock units (“MSUs”) on the fair value of awards, adjusted for estimated forfeitures, and amortized on a graded-vesting basis over their respective performance periods.
Compensation expense for awards with a market condition as a performance objective, which includes PUs and MSUs, is not adjusted if the condition is not met, as long as the requisite service period is met.
We estimated the fair value of stock options as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for our expected dividend yield, expected stock price volatility, risk-free interest rate and expected option term.
We determine the fair value of RSUs and the component of PUs that is subject to the achievement of a performance objective using a financial performance condition based on the fair market value of our common stock as of the date of grant, adjusted for foregone dividends. Over the performance period of the PUs, the estimated number of shares of our common stock issuable upon vesting is adjusted upward or downward from the target shares at the time of grant based on the probability of the financial performance objectives established for the award being achieved.
We determine the fair value of stock-based awards that are subject to achievement of performance objectives based on a market condition, which includes MSUs and the other component of PUs, using the Monte-Carlo simulation method, which utilizes multiple input variables, including expected stock price volatility and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the target performance objectives established for the award.

Certain of these assumptions are based on management’s estimates, in consultation with outside specialists. Significant changes in assumptions for future awards and actual forfeiture rates could materially impact stock-based compensation expense and our results of operations.
Valuation of Cash-Based Awards
Cash-based awards consist of long-term incentive units (“LTI Units”) granted to eligible employees. We classify LTI Units as liability awards and remeasure them at each quarter-end
over the applicable vesting or performance period. In addition to LTI Units with terms and conditions that mirror those of RSUs, we also grant certain employees LTI Units with terms and conditions that mirror those of PUs and MSUs.
Forfeitures
We estimate expected forfeitures in determining the compensation cost to be recognized each period, rather than accounting for forfeitures as they occur. We record changes in estimated forfeiture rates as cumulative adjustments in the period estimates are revised.
See Note 12, “Long-term Incentive Compensation,” for more information.

Taxes Based on Income
Taxes Based on Income
We are subject to income tax in the U.S. and multiple foreign jurisdictions, whereby judgment is required in evaluating and estimating our worldwide provision, accruals for taxes, deferred taxes and for evaluating our tax positions. Our provision for income taxes is determined using the asset and liability approach in accordance with GAAP. Under this approach, deferred taxes represent the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities. We record a valuation allowance to reduce our deferred tax assets when uncertainty regarding their realizability exists. We recognize and measure our uncertain tax positions following the more-likely-than-not
threshold for recognition and measurement for tax positions we take or expect to take on a tax return.
See Note 14, “Taxes Based on Income,” for more information.

Recent Accounting Requirements
Recent Accounting Requirements
In November 2021, the Financial Accounting Standards Board (“FASB”) issued an accounting guidance update that requires entities to provide disclosures on material government assistance transactions for annual reporting periods. The disclosures include information around the nature of the assistance, the related accounting policies used to account for government assistance, the effect of government assistance on the entity’s financial statements, and any significant terms and conditions of the agreements, including commitments and contingencies. This guidance is effective for our annual disclosures for our fiscal year beginning January 2, 2022. We are currently assessing the impact of this guidance on our disclosures.
In October 2021, the FASB issued an accounting guidance update that requires entities to recognize and measure contract assets and liabilities acquired in a business combination in accordance with revenue recognition guidance. The update will generally result in an entity recognizing contract assets and liabilities at amounts consistent with those recorded by the acquiree immediately before the acquisition date rather than fair value. This guidance is effective on a prospective basis for fiscal years beginning after December 15, 2022, with early adoption permitted. We will adopt this guidance at the beginning of our fiscal year on January 2, 2022.